Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 43,431	Fees	MEXICO		Secretary of Economy	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 2
	19,199	Fees	MEXICO		Secretary of Economy	Angel de Plata	Gold and Silver	Mining Operations	Underground Mining
#: 3
	13,446	Fees	MEXICO		Secretary of Economy	Cruz de Mayo	Gold and Silver	Mining Operations	Underground Mining
#: 4
	605,996	Fees	MEXICO		Secretary of Economy	El Picacho	Gold and Silver	Mining Operations	Underground Mining
#: 5
	36,890	Fees	MEXICO		Secretary of Economy	Estacion Llano	Gold and Silver	Mining Operations	Underground Mining
#: 6
	1,714	Fees	MEXICO		Sonora University	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 7
	942	Fees	MEXICO		Secretary of Environment and Natural Resources	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 8
	3,488	Fees	MEXICO		Secretary of Environment and Natural Resources	El Picacho	Gold and Silver	Mining Operations	Underground Mining
#: 9
	329,465	Taxes	MEXICO		Secretary of Tax Administration	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 10
	306,801	Fees	MEXICO		Secretary of Tax Administration	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 11
	535	Fees	MEXICO		National Commision of Nuclear Security and Safety	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 12
	6,120	Fees	MEXICO		Secretary of National Defense	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 13
	2,834,969	Fees	MEXICO		Social Security Mexican Institute	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 14
	6,046	Fees	MEXICO	SONORA	State of Sonora Workers Training Institute	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 15
	388,467	Taxes	MEXICO	SONORA	Goverment of the State of Sonora	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 16
	7,971	Fees	MEXICO	SONORA	Goverment of the State of Sonora	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 17
	3,479	Fees	MEXICO	SONORA	Hermosillo Water Commision	Las Chispas	Gold and Silver	Mining Operations	Underground Mining
#: 18
	$ 912	Fees	MEXICO	SONORA	Ecology and Sustainable Development Commission	Las Chispas	Gold and Silver	Mining Operations	Underground Mining